UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $492,197 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARMAX INC                     COM              143130102    11196   761643 SH       SOLE                   761643        0        0
COCA COLA CO                   COM              191216100    87937  1832403 SH       SOLE                  1832403        0        0
CONTINENTAL RESOURCES INC      COM              212015101    36174  1303574 SH       SOLE                  1303574        0        0
LAMAR ADVERTISING CO           CL A             512815101    77017  5043694 SH       SOLE                  5043694        0        0
MASTERCARD INC                 PUT              57636Q954    44170   264000 SH  PUT  SOLE                   264000        0        0
MASTERCARD INC                 CL A             57636Q104    44170   264000 SH       SOLE                   264000        0        0
MONSANTO CO NEW                COM              61166W101    43779   588907 SH       SOLE                   588907        0        0
MSC INDL DIRECT INC            CL A             553530106    62241  1754250 SH       SOLE                  1754250        0        0
SPDR GOLD TRUST                PUT              78463V957    42344   464400 SH  PUT  SOLE                   464400        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    43169   473445 SH       SOLE                   473445        0        0